CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows provided by (used in) operating activities:
Net income	$ 47,542	$ 61,241	$ 111,843
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation and amortization	80,317	85,030	90,032
Relinquishment liability reassessment	(249)	(11,439)	(8,805)
Accretion of discount to the relinquishment liability	4,974	8,248	11,366
Cash paid for accretion of discount to the relinquishment liability	(5,792)	(9,028)	(12,381)
Payment of tender offer costs	(3,104)	0	0
Loss on early exchange of debt and write-off of debt issuance costs	4,531	14,326	0
Amortization of debt issuance costs and accretion of bond discounts	12,285	9,987	7,811
Amortization of net deferred gain on settlement of derivative instruments	(76)	(255)	(467)
Provision for losses on receivables	3,436	3,189	3,128
Loss on disposition of assets	241	353	241
Loss from unconsolidated affiliates	1,553	0	0
Changes in operating assets and liabilities:
(Increase) decrease in receivables	(648)	(7,676)	1,470
(Increase) decrease in inventories	448	(410)	491
(Increase) decrease in other assets	2,759	(4,859)	(4,804)
Decrease in trade payables	(2,143)	(4,778)	(823)
Increase (decrease) in accrued interest	(23,066)	17,782	1,731
Increase (decrease) in other liabilities	(20,057)	15,286	(6,555)
Net cash flows provided by operating activities	102,951	176,997	194,278
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of increase (decrease) in construction payables of $5,948, $(3,829) and $(5,516), respectively	(59,597)	(47,471)	(51,993)
Issuance of third-party loans and advances	(2,033)	(923)	(748)
Payments received on third-party loans	139	146	250
(Increase) decrease in restricted cash, net	33,078	(45,231)	106
Proceeds from asset sales	216	143	208
Investments in unconsolidated affiliates	(4,971)	0	0
Proceeds from Commonwealth of Pennsylvania's facility improvement grant	0	2,000	0
Net cash flows provided by (used in) investing activities	(33,168)	(91,336)	(52,177)
Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings-revolving loan	3,000	154,000	431,000
Bank Credit Facility repayments-revolving loan	(3,000)	(289,000)	(423,000)
Bank Credit Facility repayments-term loan	(4,000)	(3,000)	0
Term Loan Facility borrowings, net of discount	0	220,500	0
Line of Credit borrowings	24,897	225,215	525,913
Line of Credit repayments	(24,897)	(225,215)	(533,300)
Borrowings from Mohegan Tribe	0	20,600	850
Repayments to Mohegan Tribe	(9,950)	0	0
Proceeds from issuance of Senior Unsecured Notes	500,000	0	0
Repayments of other long-term debt	(495,601)	(66,454)	(3,010)
Salishan-Mohegan Bank Credit Facility borrowings-revolving loan	0	0	250
Salishan-Mohegan Bank Credit Facility repayments-revolving loan	0	(15,250)	0
Downs Lodging Credit Facility borrowings-term loan	0	45,000	0
Principal portion of relinquishment liability payments	(45,350)	(45,258)	(42,644)
Distributions to Mohegan Tribe	(50,000)	(52,950)	(47,050)
Payments of financing fees	(11,957)	(51,513)	(4,032)
Payments on capital lease obligations	(3,385)	(706)	(688)
Non-controlling interest contributions	0	280	1,887
Net cash flows provided by (used in) financing activities	(120,243)	(83,751)	(93,824)
Net increase (decrease) in cash and cash equivalents	(50,460)	1,910	48,277
Cash and cash equivalents at beginning of year	114,084	112,174	63,897
Cash and cash equivalents at end of year	63,624	114,084	112,174
Supplemental disclosures:
Cash paid during the year for interest	180,657	118,225	108,635
Capital lease	0	4,189	0
Repurchase of membership interest	$ 7,420	$ 0	$ 0